May 12, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Themes ETF Trust (the “Trust”)

File Nos.: 333-271700 and 811-23872

Leverage Shares 2X Long STX Daily ETF

Leverage Shares 2X Long SNDK Daily ETF

Leverage Shares 2X Long WDC Daily ETF

Leverage Shares 2X Long TXN Daily ETF

Leverage Shares 2X Long COHR Daily ETF

Leverage Shares 2X Long CIEN Daily ETF

Leverage Shares 2X Long CAT Daily ETF

Leverage Shares 2X Long SAP Daily ETF

Leverage Shares 2X Long HON Daily ETF

Leverage Shares 2X Long AG Daily ETF

Leverage Shares 2X Long TMC Daily ETF

Leverage Shares 2X Long NXPI Daily ETF

Leverage Shares 2X Long CDNS Daily ETF

Leverage Shares 2X Long ON Daily ETF

Leverage Shares 2X Long P Daily ETF

Leverage Shares 2X Long NTAP Daily ETF

Leverage Shares 2X Long AAOI Daily ETF

Leverage Shares 2X Long AI Daily ETF

Leverage Shares 2X Long KTOS Daily ETF

Leverage Shares 2X Long CPNG Daily ETF

Leverage Shares 2X Long HL Daily ETF

Leverage Shares 2X Long AMKR Daily ETF

Leverage Shares 2X Long FORM Daily ETF

Leverage Shares 2X Long AMAT Daily ETF

Leverage Shares 2X Long ENTG Daily ETF

Leverage Shares 2X Long APD Daily ETF

Leverage Shares 2X Long ETN Daily ETF

Leverage Shares 2X Long LEU Daily ETF

Leverage Shares 2X Long VSAT Daily ETF

Leverage Shares 2X Long FPS Daily ETF

(collectively, the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of the Funds hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post- Effective Amendment No. 191 to the Trust’s Registration Statement on Form N-1A, filed on May 6, 2026.

If you have any questions or require further information, please contact Karen Aspinall at (949) 629-3928 or Karen.Aspinall@Practus.com.

Sincerely,

/s/ Karen Aspinall

Karen Aspinall

KAREN A. ASPINALL ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 949.629.3928

Practus, LLP ● Karen.Aspinall@Practus.com ● Practus.com